Quarterly Holdings Report
for
Fidelity® Magellan® Fund
June 30, 2023
MAG-NPRT1-0823
1.803299.119
Common Stocks - 99.6%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 6.7%
Hotels, Restaurants & Leisure - 3.8%
Airbnb, Inc. Class A (a)	2,569,519	329,310
Hilton Worldwide Holdings, Inc.	2,335,962	339,999
Yum! Brands, Inc.	2,492,091	345,279
		1,014,588
Specialty Retail - 2.9%
AutoZone, Inc. (a)	158,794	395,931
O'Reilly Automotive, Inc. (a)	403,900	385,846
		781,777
TOTAL CONSUMER DISCRETIONARY		1,796,365
CONSUMER STAPLES - 2.1%
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp.	1,060,528	570,967
FINANCIALS - 15.8%
Capital Markets - 4.7%
Ares Management Corp. (b)	2,803,705	270,137
Moody's Corp.	1,346,258	468,121
S&P Global, Inc.	1,327,909	532,345
		1,270,603
Financial Services - 6.2%
Fiserv, Inc. (a)	3,294,767	415,635
MasterCard, Inc. Class A	1,534,399	603,479
Visa, Inc. Class A (b)	2,784,293	661,214
		1,680,328
Insurance - 4.9%
Arthur J. Gallagher & Co.	2,172,393	476,992
Marsh & McLennan Companies, Inc.	2,685,395	505,069
Progressive Corp.	2,520,700	333,665
		1,315,726
TOTAL FINANCIALS		4,266,657
HEALTH CARE - 15.3%
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	7,077,600	382,827
Health Care Providers & Services - 4.5%
Humana, Inc.	976,118	436,452
UnitedHealth Group, Inc.	1,608,635	773,174
		1,209,626
Life Sciences Tools & Services - 5.1%
Danaher Corp.	2,083,487	500,037
Mettler-Toledo International, Inc. (a)	258,382	338,904
Thermo Fisher Scientific, Inc.	998,712	521,078
		1,360,019
Pharmaceuticals - 4.3%
Eli Lilly & Co.	1,508,644	707,524
Zoetis, Inc. Class A	2,598,822	447,543
		1,155,067
TOTAL HEALTH CARE		4,107,539
INDUSTRIALS - 22.1%
Aerospace & Defense - 2.8%
HEICO Corp. Class A	2,533,142	356,160
TransDigm Group, Inc.	456,725	408,390
		764,550
Commercial Services & Supplies - 4.1%
Cintas Corp.	769,084	382,296
Copart, Inc. (a)	4,213,558	384,319
Waste Connections, Inc. (United States)	2,346,712	335,416
		1,102,031
Construction & Engineering - 1.9%
Quanta Services, Inc.	1,815,937	356,741
Willscot Mobile Mini Holdings (a)	3,049,942	145,757
		502,498
Electrical Equipment - 4.0%
AMETEK, Inc.	2,191,883	354,822
Eaton Corp. PLC	2,098,919	422,093
Rockwell Automation, Inc.	936,100	308,398
		1,085,313
Ground Transportation - 0.0%
Bird Global, Inc.:
Stage 1 rights (a)(c)	882	0
Stage 2 rights (a)(c)	882	0
Stage 3 rights (a)(c)	882	0
		0
Machinery - 1.3%
Ingersoll Rand, Inc.	5,379,274	351,589
Professional Services - 6.6%
Automatic Data Processing, Inc.	1,726,681	379,507
Equifax, Inc. (b)	1,624,687	382,289
Paychex, Inc.	2,783,145	311,350
TransUnion Holding Co., Inc.	3,543,030	277,526
Verisk Analytics, Inc.	1,815,257	410,303
		1,760,975
Trading Companies & Distributors - 1.4%
United Rentals, Inc.	830,000	369,657
TOTAL INDUSTRIALS		5,936,613
INFORMATION TECHNOLOGY - 34.4%
Communications Equipment - 1.3%
Motorola Solutions, Inc.	1,171,055	343,447
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp. Class A	4,341,304	368,794
CDW Corp.	1,939,245	355,851
		724,645
IT Services - 3.2%
Accenture PLC Class A	1,611,850	497,385
Gartner, Inc. (a)	1,024,853	359,016
		856,401
Semiconductors & Semiconductor Equipment - 14.4%
Analog Devices, Inc.	2,189,211	426,480
Broadcom, Inc.	626,700	543,618
First Solar, Inc. (a)	1,741,296	331,003
KLA Corp.	948,283	459,936
Lam Research Corp.	742,553	477,358
NVIDIA Corp.	2,815,013	1,190,807
ON Semiconductor Corp. (a)	4,574,106	432,619
		3,861,821
Software - 12.8%
Cadence Design Systems, Inc. (a)	1,797,829	421,627
Fortinet, Inc. (a)	4,218,000	318,839
Microsoft Corp.	6,741,498	2,295,748
Synopsys, Inc. (a)	969,621	422,183
		3,458,397
TOTAL INFORMATION TECHNOLOGY		9,244,711
MATERIALS - 3.2%
Chemicals - 2.0%
Linde PLC	1,427,594	544,028
Construction Materials - 1.2%
Vulcan Materials Co.	1,454,398	327,879
TOTAL MATERIALS		871,907
TOTAL COMMON STOCKS (Cost $18,213,616)		26,794,759

Money Market Funds - 1.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (d)	68,343,693	68,357
Fidelity Securities Lending Cash Central Fund 5.14% (d)(e)	199,646,735	199,667
TOTAL MONEY MARKET FUNDS (Cost $268,024)		268,024

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $18,481,640)	27,062,783
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(174,347)
NET ASSETS - 100.0%	26,888,436

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	239,120	2,173,241	2,344,004	4,106	-	-	68,357	0.2%
Fidelity Securities Lending Cash Central Fund 5.14%	208,554	1,035,575	1,044,462	78	-	-	199,667	0.7%
Total	447,674	3,208,816	3,388,466	4,184	-	-	268,024

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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